Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Communication Services: 1.6%
5,700	(1)	AMC Networks, Inc.	$ 138,453	0.1
36		Cable One, Inc.	66,252	0.0
38,372		CenturyLink, Inc.	412,499	0.3
2,451	(1)	Discovery Communications, Inc. - Class C	48,946	0.0
2,047		Fox Corp. - Class A	57,029	0.0
1,782	(1)	GCI Liberty, Inc.	143,950	0.1
243	(1)	IAC/InterActiveCorp	32,317	0.0
6,606		Interpublic Group of Cos., Inc.	117,323	0.1
2,893		New York Times Co.	125,354	0.1
8,174		News Corp - Class A	123,591	0.1
1,948		Omnicom Group	105,367	0.1
1,137	(1)	Take-Two Interactive Software, Inc.	194,643	0.1
22,800		TEGNA, Inc.	285,456	0.2
19,800		ViacomCBS, Inc. - Class B	551,430	0.3
35,300	(1)	WideOpenWest, Inc.	202,975	0.1
			2,605,585	1.6

		Consumer Discretionary: 11.4%
863		Advance Auto Parts, Inc.	134,896	0.1
29,000	(1)	American Axle & Manufacturing Holdings, Inc.	225,620	0.1
161	(1)	Autozone, Inc.	192,606	0.1
7,729		Best Buy Co., Inc.	857,223	0.5
7,100		Big Lots, Inc.	334,765	0.2
13,800		Bloomin Brands, Inc.	197,892	0.1
9,341		BorgWarner, Inc.	379,151	0.2
6,000		Brinker International, Inc.	270,240	0.2
6,606		Brunswick Corp.	408,845	0.3
244	(1)	Burlington Stores, Inc.	48,051	0.0
18,343		Carter's, Inc.	1,460,470	0.9
7,600		Cooper Tire & Rubber Co.	262,732	0.2
7,100		Dick's Sporting Goods, Inc.	384,252	0.2
4,200	(2)	Dillards, Inc.	126,882	0.1
429		Domino's Pizza, Inc.	175,444	0.1
2,027		D.R. Horton, Inc.	144,667	0.1
7,200		eBay, Inc.	394,416	0.2
8,300		Foot Locker, Inc.	251,739	0.2
12,200		Gap, Inc.	212,158	0.1
1,579		Garmin Ltd.	163,600	0.1
7,865		Gentex Corp.	212,748	0.1
901		Genuine Parts Co.	85,090	0.1
16,700		Goodyear Tire & Rubber Co.	160,237	0.1
590	(1)	Grand Canyon Education, Inc.	55,484	0.0
38,100		Hanesbrands, Inc.	582,549	0.4
12,400		Harley-Davidson, Inc.	343,604	0.2
7,600		Kohl's Corp.	162,336	0.1
3,310		Lear Corp.	377,108	0.2
11,480		Lennar Corp. - Class A	858,934	0.5
3,843	(1)	LKQ Corp.	121,977	0.1
155	(1)	Lululemon Athletica, Inc.	58,229	0.0
18,000	(2)	Macy's, Inc.	125,460	0.1
7,100	(1)	Meritage Homes Corp.	681,813	0.4
8,052	(1)	Mohawk Industries, Inc.	743,441	0.5
5,139		Newell Brands, Inc.	82,121	0.1
45	(1)	NVR, Inc.	187,575	0.1
11,800		ODP Corp./The	275,884	0.2
264	(1)	O'Reilly Automotive, Inc.	122,926	0.1
18,800	(1)	Perdoceo Education Corp.	270,156	0.2
701		Polaris, Inc.	70,829	0.0
477		Pool Corp.	156,380	0.1
15,011		Pulte Group, Inc.	669,341	0.4
20,643		PVH Corp.	1,151,054	0.7
9,300		Rent-A-Center, Inc.	285,510	0.2
26,056		Ross Stores, Inc.	2,373,181	1.4
1,418		Service Corp. International	64,732	0.0
5,500	(1)	Sleep Number Corp.	264,000	0.2
1,216		Tiffany & Co.	148,960	0.1
1,294		Tractor Supply Co.	192,586	0.1
344		Vail Resorts, Inc.	74,878	0.0
5,570		Whirlpool Corp.	989,900	0.6
786	(2)	Williams-Sonoma, Inc.	68,979	0.0
2,140		Yum China Holdings, Inc.	123,499	0.1
			18,767,150	11.4

		Consumer Staples: 4.0%
1,849		Campbell Soup Co.	97,276	0.1
1,167		Casey's General Stores, Inc.	207,551	0.1
9,766	(1)	Central Garden & Pet Co. - Class A - CENTA	362,905	0.2
1,707		Church & Dwight Co., Inc.	163,582	0.1
1,039		Clorox Co.	232,217	0.1
17,400		Conagra Brands, Inc.	667,464	0.4
11,800	(1)	Edgewell Personal Care Co.	338,778	0.2
3,966		Flowers Foods, Inc.	97,008	0.1
1,202		Hershey Co.	178,665	0.1
2,434		Hormel Foods Corp.	124,085	0.1
2,172		Ingredion, Inc.	174,716	0.1
6,095		JM Smucker Co.	732,497	0.5
1,890		Kellogg Co.	134,020	0.1
33,299		Kroger Co.	1,188,108	0.7
1,406		Lamb Weston Holdings, Inc.	88,367	0.1
704		McCormick & Co., Inc.	145,165	0.1
13,716		Molson Coors Beverage Co.	516,270	0.3
668	(1)	Post Holdings, Inc.	58,797	0.0
11,200		SpartanNash Co.	223,776	0.1
16,061	(1)	Sprouts Farmers Market, Inc.	375,024	0.2
7,760		Tyson Foods, Inc.	487,328	0.3
			6,593,599	4.0

		Energy: 1.3%
2,200		Arch Resources, Inc.	82,874	0.0
6,748		Cabot Oil & Gas Corp.	128,009	0.1
9,900		HollyFrontier Corp.	236,313	0.1
15,736		Marathon Petroleum Corp.	557,999	0.3
8,732		Pioneer Natural Resources Co.	907,517	0.6

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
5,900		Valero Energy Corp.	$ 310,281	0.2
			2,222,993	1.3

		Financials: 15.3%
137		Alleghany Corp.	75,975	0.0
6,200		Allstate Corp.	576,600	0.4
22,900		Ally Financial, Inc.	523,952	0.3
7,656		Ameriprise Financial, Inc.	1,200,461	0.7
43,100		Annaly Capital Management, Inc.	316,785	0.2
4,035		Apollo Global Management, Inc.	189,120	0.1
3,302	(1)	Arch Capital Group Ltd.	104,145	0.1
1,248		Arthur J. Gallagher & Co.	131,414	0.1
23,200		Associated Banc-Corp.	311,808	0.2
479		Assurant, Inc.	58,227	0.0
8,900		Assured Guaranty Ltd.	190,905	0.1
39,379		Bank of NT Butterfield & Son Ltd.	992,351	0.6
3,373		Brown & Brown, Inc.	156,507	0.1
1,253		Cboe Global Markets, Inc.	115,013	0.1
1,294		Cincinnati Financial Corp.	102,757	0.1
29,303		CIT Group, Inc.	576,390	0.3
20,100		Citizens Financial Group, Inc.	519,987	0.3
26,800		CNO Financial Group, Inc.	436,840	0.3
7,800		Discover Financial Services	414,024	0.3
1,085		E*Trade Financial Corp.	58,699	0.0
48,506		East West Bancorp, Inc.	1,784,051	1.1
3,314		Eaton Vance Corp.	135,940	0.1
9,900		Essent Group Ltd.	353,430	0.2
2,204		Everest Re Group Ltd.	485,056	0.3
454		Factset Research Systems, Inc.	159,082	0.1
5,000		Federal Agricultural Mortgage Corp.	340,750	0.2
32,267		Fidelity National Financial, Inc.	1,059,326	0.6
23,200		Fifth Third Bancorp	479,312	0.3
2,818		First American Financial Corp.	148,142	0.1
17,059		First Republic Bank	1,926,132	1.2
31,300	(1)	Genworth Financial, Inc.	94,526	0.1
1,131		Globe Life, Inc.	93,285	0.1
3,074		Hanover Insurance Group, Inc.	315,054	0.2
13,994		Hartford Financial Services Group, Inc.	566,057	0.3
791		Kemper Corp.	61,429	0.0
23,900		Keycorp	294,448	0.2
2,457		Lazard Ltd.	77,813	0.0
9,700		Lincoln National Corp.	349,685	0.2
1,011		LPL Financial Holdings, Inc.	83,064	0.1
179	(1)	Markel Corp.	194,543	0.1
266		MarketAxess Holdings, Inc.	129,260	0.1
31,500		MGIC Investment Corp.	288,855	0.2
494		MSCI, Inc. - Class A	184,395	0.1
932		Nasdaq, Inc.	125,279	0.1
27,100		Navient Corp.	246,339	0.1
546		Northern Trust Corp.	44,712	0.0
33,001		Old Republic International Corp.	531,646	0.3
52,500		Prospect Capital Corp.	267,750	0.2
744		Raymond James Financial, Inc.	56,336	0.0
40,400		Regions Financial Corp.	467,024	0.3
3,700		Reinsurance Group of America, Inc.	339,216	0.2
814		RenaissanceRe Holdings Ltd.	149,564	0.1
31,556		SEI Investments Co.	1,652,272	1.0
15,300		Simmons First National Corp.	261,171	0.2
19,100		Sixth Street Specialty Lending, Inc.	336,160	0.2
191,656		SLM Corp.	1,464,252	0.9
13,100		State Street Corp.	891,979	0.5
1,906		T. Rowe Price Group, Inc.	265,334	0.2
1,454		TD Ameritrade Holding Corp.	55,805	0.0
16,900		Unum Group	312,312	0.2
18,700		Veritex Holdings, Inc.	336,226	0.2
99		White Mountains Insurance Group Ltd.	88,249	0.1
393		Willis Towers Watson PLC	80,773	0.0
819		WR Berkley Corp.	50,819	0.0
14,200		Zions Bancorp NA	456,672	0.3
			25,135,485	15.3

		Health Care: 11.7%
29,516		Agilent Technologies, Inc.	2,963,997	1.8
9,945	(1)	Alexion Pharmaceuticals, Inc.	1,135,918	0.7
291	(1)	Amedisys, Inc.	70,393	0.0
3,597		AmerisourceBergen Corp.	349,017	0.2
10,258		Becton Dickinson & Co.	2,490,335	1.5
635	(1)	Bio-Rad Laboratories, Inc.	322,955	0.2
289		Bio-Techne Corp.	73,828	0.0
16,386		Cardinal Health, Inc.	831,753	0.5
2,038		Cerner Corp.	149,528	0.1
438	(1)	Charles River Laboratories International, Inc.	95,900	0.1
351		Chemed Corp.	181,506	0.1
290		Cooper Cos., Inc.	91,170	0.1
10,859	(1)	DaVita, Inc.	942,127	0.6
1,454		Encompass Health Corp.	94,859	0.1
1,344	(1)	Globus Medical, Inc.	75,963	0.1
2,700		HCA Healthcare, Inc.	366,444	0.2
2,736	(1)	Henry Schein, Inc.	181,780	0.1
816		Hill-Rom Holdings, Inc.	76,533	0.1
1,160	(1)	Hologic, Inc.	69,275	0.0
301	(1)	Idexx Laboratories, Inc.	117,709	0.1
507	(1)	Incyte Corp., Ltd.	48,849	0.0
8,750	(1)	Jazz Pharmaceuticals PLC	1,175,913	0.7
17,215	(1)	Laboratory Corp. of America Holdings	3,025,536	1.8

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
6,500	(1)	Lannett Co., Inc.	$ 34,190	0.0
570	(1)	Masimo Corp.	127,680	0.1
6,522		McKesson Corp.	1,000,736	0.6
127	(1)	Mettler Toledo International, Inc.	123,289	0.1
397	(1)	Molina Healthcare, Inc.	73,433	0.0
19,046	(1)	Mylan NV	311,973	0.2
577		PerkinElmer, Inc.	67,924	0.0
1,001		Perrigo Co. PLC	52,352	0.0
546	(1)	PRA Health Sciences, Inc.	58,373	0.0
1,084	(1)	QIAGEN NV	55,241	0.0
1,626		Quest Diagnostics, Inc.	180,876	0.1
622		Resmed, Inc.	112,445	0.1
16,900	(1)	Select Medical Holdings Corp.	339,183	0.2
867		STERIS Public Ltd. Co.	138,408	0.1
193		Teleflex, Inc.	75,839	0.1
3,100	(1)	United Therapeutics Corp.	331,576	0.2
5,022		Universal Health Services, Inc.	554,178	0.3
785	(1)	Varian Medical Systems, Inc.	136,331	0.1
316	(1)	Veeva Systems, Inc.	89,197	0.1
695	(1)	Waters Corp.	150,301	0.1
865		West Pharmaceutical Services, Inc.	245,625	0.2
525		Zimmer Biomet Holdings, Inc.	73,962	0.0
			19,264,400	11.7

		Industrials: 16.9%
31,500		ACCO Brands Corp.	204,120	0.1
458		Acuity Brands, Inc.	50,055	0.0
2,148	(1)	AECOM	84,868	0.0
57,624		Air Lease Corp.	1,790,954	1.1
1,131		Allegion Public Ltd.	116,934	0.1
12,704		Allison Transmission Holdings, Inc.	455,692	0.3
9,000	(2)	American Airlines Group, Inc.	117,450	0.1
1,015		Ametek, Inc.	102,211	0.1
3,255		AO Smith Corp.	159,397	0.1
10,800		Apogee Enterprises, Inc.	226,044	0.1
1,561		BWX Technologies, Inc.	86,807	0.0
877		Carlisle Cos., Inc.	114,843	0.1
9,985		Carrier Global Corp.	298,052	0.2
1,718		CH Robinson Worldwide, Inc.	168,879	0.1
361		Cintas Corp.	120,300	0.1
1,425	(1)	Copart, Inc.	147,231	0.1
1,046		CoreLogic, Inc.	69,454	0.0
168	(1)	CoStar Group, Inc.	142,565	0.1
6,104		Cummins, Inc.	1,265,054	0.8
3,100		Curtiss-Wright Corp.	317,192	0.2
2,146		Donaldson Co., Inc.	108,073	0.1
1,063		Dover Corp.	116,760	0.1
22,545		EMCOR Group, Inc.	1,691,100	1.0
3,148		Expeditors International Washington, Inc.	278,252	0.2
4,737		Fastenal Co.	231,450	0.1
1,879		Fortune Brands Home & Security, Inc.	157,986	0.1
1,294	(1)	FTI Consulting, Inc.	148,499	0.1
968	(1)	Generac Holdings, Inc.	183,901	0.1
2,642		Graco, Inc.	153,289	0.1
10,300		Hawaiian Holdings, Inc.	138,432	0.1
15,144	(1)	HD Supply Holdings, Inc.	600,611	0.4
33,403		Hexcel Corp.	1,315,744	0.8
1,126		Hubbell, Inc.	163,180	0.1
4,980		Huntington Ingalls Industries, Inc.	754,570	0.5
1,332	(1)	IAA, Inc.	69,690	0.0
2,607		IDEX Corp.	469,860	0.3
837		IHS Markit Ltd.	66,893	0.0
41,400		Interface, Inc.	312,984	0.2
1,180		ITT, Inc.	74,116	0.0
26,096		Jacobs Engineering Group, Inc.	2,355,686	1.4
2,072		JB Hunt Transport Services, Inc.	291,199	0.2
29,800	(1)	JetBlue Airways Corp.	343,296	0.2
5,270		Johnson Controls International plc	214,647	0.1
1,018		Kansas City Southern	185,317	0.1
3,806		Knight-Swift Transportation Holdings, Inc.	173,021	0.1
1,443		Landstar System, Inc.	192,049	0.1
210		Lennox International, Inc.	58,869	0.0
1,475		Lincoln Electric Holdings, Inc.	142,647	0.1
6,273		Manpowergroup, Inc.	459,874	0.3
4,708		Masco Corp.	274,476	0.2
12,400	(1)	Meritor, Inc.	282,224	0.2
597		MSA Safety, Inc.	75,192	0.0
1,738		MSC Industrial Direct Co.	114,534	0.1
547		Nordson Corp.	102,010	0.1
973		Old Dominion Freight Line	196,721	0.1
5,730		Oshkosh Corp.	441,267	0.3
1,955		Otis Worldwide Corp.	122,970	0.1
7,269		Owens Corning, Inc.	491,675	0.3
2,930		Paccar, Inc.	251,511	0.2
623		Parker Hannifin Corp.	128,344	0.1
1,985		Pentair PLC	89,603	0.1
2,075		Quanta Services, Inc.	106,344	0.1
4,915		Regal Beloit Corp.	485,897	0.3
873		Republic Services, Inc.	80,945	0.0
2,724		Robert Half International, Inc.	144,917	0.1
863		Rockwell Automation, Inc.	198,947	0.1
3,875		Roper Technologies, Inc.	1,655,361	1.0
3,604		Schneider National, Inc.	97,524	0.1
4,900		Skywest, Inc.	164,885	0.1
3,542		Snap-On, Inc.	525,172	0.3
2,046		Southwest Airlines Co.	76,889	0.0
5,400		Spirit Aerosystems Holdings, Inc.	111,024	0.1
574		Stanley Black & Decker, Inc.	92,586	0.1
246	(1)	Teledyne Technologies, Inc.	77,148	0.0
6,600		Terex Corp.	129,162	0.1
8,500		Textron, Inc.	335,155	0.2
7,700		Timken Co.	417,263	0.3

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,364		Trane Technologies PLC	$ 161,484	0.1
893		TransUnion	77,441	0.0
419	(1)	Trex Co., Inc.	62,636	0.0
12,400		Trinity Industries, Inc.	253,828	0.2
7,800	(1)	United Airlines Holdings, Inc.	280,800	0.2
3,237	(1)	United Rentals, Inc.	573,111	0.3
491		Valmont Industries, Inc.	62,382	0.0
448		Verisk Analytics, Inc.	83,628	0.0
18,000		Wabash National Corp.	219,780	0.1
854		Watsco, Inc.	209,221	0.1
12,872		Westinghouse Air Brake Technologies Corp.	856,632	0.5
569		WW Grainger, Inc.	207,930	0.1
1,005		Xylem, Inc.	80,581	0.0
			27,889,297	16.9

		Information Technology: 15.3%
886	(1)	Akamai Technologies, Inc.	103,157	0.1
12,821		Amdocs Ltd.	785,030	0.5
27,300	(1)	Amkor Technology, Inc.	332,923	0.2
810		Amphenol Corp.	88,938	0.1
459	(1)	ANSYS, Inc.	155,606	0.1
214	(1)	Arista Networks, Inc.	47,818	0.0
10,410	(1)	Arrow Electronics, Inc.	817,810	0.5
2,067		Avnet, Inc.	56,863	0.0
9,768	(1)	Black Knight, Inc.	821,489	0.5
1,852		Booz Allen Hamilton Holding Corp.	163,087	0.1
1,435		Broadridge Financial Solutions, Inc. ADR	197,169	0.1
371	(1)	CACI International, Inc.	86,884	0.1
1,744	(1)	Cadence Design Systems, Inc.	193,427	0.1
1,609		CDW Corp.	182,863	0.1
4,128	(1)	Ciena Corp.	234,347	0.1
1,328	(1)	Cirrus Logic, Inc.	80,464	0.1
1,700		Citrix Systems, Inc.	246,840	0.2
1,567		Cognex Corp.	108,421	0.1
2,356		Corning, Inc.	76,476	0.0
9,500	(1)	Diodes, Inc.	464,170	0.3
1,196		Dolby Laboratories, Inc.	83,541	0.1
16,300		DXC Technology Co.	325,674	0.2
8,700		Ebix, Inc.	200,709	0.1
1,480		Entegris, Inc.	98,997	0.1
590	(1)	EPAM Systems, Inc.	192,989	0.1
25,624	(1)	Euronet Worldwide, Inc.	2,649,009	1.6
3,758	(1)	F5 Networks, Inc.	497,296	0.3
198	(1)	Fair Isaac Corp.	83,316	0.1
206	(1)	FleetCor Technologies, Inc.	51,799	0.0
1,213		Flir Systems, Inc.	44,760	0.0
675	(1)	Fortinet, Inc.	89,103	0.1
64,369		Genpact Ltd.	2,715,084	1.7
766	(1)	GoDaddy, Inc.	64,099	0.0
30,396		Hewlett Packard Enterprise Co.	293,929	0.2
46,570		HP, Inc.	910,443	0.6
5,600	(1)	j2 Global, Inc.	391,944	0.2
15,295		Jabil, Inc.	522,324	0.3
1,150		Jack Henry & Associates, Inc.	190,233	0.1
21,551		Juniper Networks, Inc.	538,775	0.3
29,226	(1)	Keysight Technologies, Inc.	2,879,346	1.8
320		KLA Corp.	65,645	0.0
9,200		Kulicke & Soffa Industries, Inc.	220,616	0.1
1,500		Lam Research Corp.	504,510	0.3
2,192		Leidos Holdings, Inc.	198,354	0.1
1,029		LogMeIn, Inc.	88,545	0.1
1,961		Marvell Technology Group Ltd.	76,048	0.0
2,772		Maxim Integrated Products	189,716	0.1
8,600		Methode Electronics, Inc.	243,466	0.1
584		Monolithic Power Systems, Inc.	156,004	0.1
500		Motorola Solutions, Inc.	77,375	0.0
1,850		National Instruments Corp.	66,397	0.0
2,424		NetApp, Inc.	114,873	0.1
16,554		NortonLifeLock, Inc.	389,350	0.2
2,796	(1)	Nuance Communications, Inc.	83,768	0.1
1,176		Paychex, Inc.	89,929	0.1
142	(1)	Paycom Software, Inc.	42,523	0.0
1,142	(1)	Qorvo, Inc.	146,484	0.1
8,400	(1)	Sanmina Corp.	237,720	0.1
1,818		Science Applications International Corp.	151,730	0.1
14,100		Seagate Technology	676,659	0.4
4,394		Skyworks Solutions, Inc.	636,471	0.4
1,114		SS&C Technologies Holdings, Inc.	70,984	0.0
4,364		SYNNEX Corp.	554,883	0.3
853	(1)	Synopsys, Inc.	188,769	0.1
2,353		Teradyne, Inc.	199,934	0.1
1,115	(1)	Trimble, Inc.	58,437	0.0
402	(1)	Tyler Technologies, Inc.	138,815	0.1
594	(1)	VeriSign, Inc.	127,591	0.1
38,252		Western Union Co.	902,365	0.6
11,200		Xerox Holdings Corp.	211,232	0.1
831		Xilinx, Inc.	86,557	0.1
365	(1)	Zebra Technologies Corp.	104,583	0.1
			25,167,485	15.3

		Materials: 5.6%
15,910		Albemarle Corp.	1,447,969	0.9
860		Aptargroup, Inc.	101,815	0.1
909		Avery Dennison Corp.	104,889	0.1
1,394		Ball Corp.	112,036	0.1
7,100		Cabot Corp.	262,771	0.2
5,317		Celanese Corp. - Series A	537,815	0.3
2,144	(1)	Crown Holdings, Inc.	164,766	0.1
6,909		Eastman Chemical Co.	505,117	0.3
934		FMC Corp.	99,807	0.1
7,889		Graphic Packaging Holding Co.	110,288	0.1
19,200		Huntsman Corp.	415,104	0.3
7,600	(1)	Ingevity Corp.	426,892	0.3
652	(2)	International Flavors & Fragrances, Inc.	80,711	0.0
13,450		International Paper Co.	487,831	0.3
14,700		Kronos Worldwide, Inc.	183,603	0.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
8,781		LyondellBasell Industries NV - Class A	$ 574,980	0.4
317		Martin Marietta Materials, Inc.	64,310	0.0
182		NewMarket Corp.	67,793	0.0
3,469		Nucor Corp.	157,701	0.1
17,900		O-I Glass, Inc.	194,752	0.1
2,021		Packaging Corp. of America	204,606	0.1
842		PPG Industries, Inc.	101,377	0.1
7,649		Reliance Steel & Aluminum Co.	802,151	0.5
486		Royal Gold, Inc.	66,252	0.0
1,623		RPM International, Inc.	137,582	0.1
7,800		Schweitzer-Mauduit International, Inc.	236,574	0.1
1,402		Scotts Miracle-Gro Co.	236,279	0.1
18,613		Silgan Holdings, Inc.	708,411	0.4
1,005		Sonoco Products Co.	53,295	0.0
14,952		Steel Dynamics, Inc.	441,383	0.3
440		Vulcan Materials Co.	52,800	0.0
2,094		WestRock Co.	63,511	0.0
			9,205,171	5.6

		Real Estate: 9.8%
12,706		Alexandria Real Estate Equities, Inc.	2,139,436	1.3
1,903		Apartment Investment and Management Co.	68,565	0.0
4,990	(2)	Ashford Hospitality Trust, Inc.	15,369	0.0
328		AvalonBay Communities, Inc.	51,844	0.0
24,200		Brandywine Realty Trust	269,346	0.2
15,900		Brixmor Property Group, Inc.	187,620	0.1
479		Camden Property Trust	43,560	0.0
77,180	(1)	CBL & Associates Properties, Inc.	14,356	0.0
51,532	(1)	CBRE Group, Inc.	2,423,550	1.5
431		Coresite Realty Corp.	52,776	0.0
18,700		Diversified Healthcare Trust	71,060	0.0
3,151		Duke Realty Corp.	121,471	0.1
3,730		Equinix, Inc.	2,945,880	1.8
5,712		Equity Commonwealth	179,300	0.1
1,673		Equity Lifestyle Properties, Inc.	110,903	0.1
1,058		Equity Residential	59,724	0.0
198		Essex Property Trust, Inc.	42,869	0.0
677		Extra Space Storage, Inc.	72,134	0.0
2,517		First Industrial Realty Trust, Inc.	107,350	0.1
32,300		Franklin Street Properties Corp.	143,089	0.1
6,680		Gaming and Leisure Properties, Inc.	242,818	0.1
20,090		Host Hotels & Resorts, Inc.	225,611	0.1
12,500		Industrial Logistics Properties Trust	269,625	0.2
19,900		Iron Mountain, Inc.	598,791	0.4
459		Jones Lang LaSalle, Inc.	47,295	0.0
918		Lamar Advertising Co.	63,553	0.0
20,500		Lexington Realty Trust	233,085	0.1
875		Life Storage, Inc.	92,251	0.0
2,559		Medical Properties Trust, Inc.	47,546	0.0
20,847		Mid-America Apartment Communities, Inc.	2,441,601	1.5
6,900		Office Properties Income Trust	164,496	0.1
9,200		Omega Healthcare Investors, Inc.	284,924	0.2
16,200		Outfront Media, Inc.	274,266	0.2
16,600		Paramount Group, Inc.	122,840	0.1
10,600		Park Hotels & Resorts, Inc.	100,594	0.1
21,400		Piedmont Office Realty Trust, Inc.	327,634	0.2
16,600		Preferred Apartment Communities, Inc.	109,560	0.1
59		Retail Value, Inc.	750	0.0
17,700		RLJ Lodging Trust	167,088	0.1
14,200		Service Properties Trust	116,582	0.1
21,500		SITE Centers Corp.	161,465	0.1
19,000		Summit Hotel Properties, Inc.	111,910	0.1
14,300		Uniti Group, Inc.	140,426	0.1
76,100		VEREIT, Inc.	511,392	0.3
2,607		Vornado Realty Trust	93,409	0.1
13,700		Xenia Hotels & Resorts, Inc.	123,026	0.1
			16,192,740	9.8

		Utilities: 4.2%
6,235		AES Corp.	110,671	0.1
1,955		Alliant Energy Corp.	105,863	0.1
1,818		Ameren Corp.	143,822	0.1
773		American Water Works Co., Inc.	109,256	0.1
909		Atmos Energy Corp.	90,736	0.1
2,166		CMS Energy Corp.	131,021	0.1
1,381		Consolidated Edison, Inc.	98,521	0.1
728		DTE Energy Co.	86,392	0.1
4,435		Edison International	232,749	0.1
1,488		Entergy Corp.	147,520	0.1
1,337		Essential Utilities, Inc.	56,823	0.0
3,007		Evergy, Inc.	160,033	0.1
1,119		Eversource Energy	95,910	0.1
15,300		Exelon Corp.	564,723	0.3
12,191		FirstEnergy Corp.	348,541	0.2
1,966		Hawaiian Electric Industries	68,043	0.0
684		Idacorp, Inc.	61,492	0.0
22,656		MDU Resources Group, Inc.	535,135	0.3
11,026		National Fuel Gas Co.	503,227	0.3
4,503		NiSource, Inc.	99,786	0.1
18,825		NRG Energy, Inc.	647,768	0.4
1,950		OGE Energy Corp.	62,127	0.0
960		Pinnacle West Capital Corp.	70,416	0.0
32,275		PPL Corp.	891,758	0.5
9,597		Public Service Enterprise Group, Inc.	501,347	0.3
35,915		Vistra Corp.	690,645	0.4

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,278	WEC Energy Group, Inc.	$ 120,234	0.1
1,603	Xcel Energy, Inc.	111,368	0.1
		6,845,927	4.2

	Total Common Stock
	(Cost $159,196,909)	159,889,832	97.1

EXCHANGE-TRADED FUNDS: 0.1%
4,350	iShares Russell Midcap Index Fund	255,606	0.1

	Total Exchange-Traded Funds
	(Cost $245,451)	255,606	0.1

	Total Long-Term Investments
	(Cost $159,442,360)	160,145,438	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Repurchase Agreements: 0.3%
496,511	(3) Daiwa Capital Markets, Repurchase Agreement dated 08/31/20, 0.10%, due 09/01/20 (Repurchase Amount $496,512, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $506,441, due 09/17/20-03/01/52)
	(Cost $496,511)	496,511	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
2,936,733	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $2,936,733)	2,936,733	1.8

	Total Short-Term Investments
	(Cost $3,433,244)	3,433,244	2.1

	Total Investments in Securities (Cost $162,875,604)	$163,578,682	99.3
	Assets in Excess of Other Liabilities	1,104,308	0.7
	Net Assets	$164,682,990	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$2,605,585	$–	$–	$2,605,585
Consumer Discretionary	18,767,150	–	–	18,767,150
Consumer Staples	6,593,599	–	–	6,593,599
Energy	2,222,993	–	–	2,222,993
Financials	25,135,485	–	–	25,135,485
Health Care	19,264,400	–	–	19,264,400
Industrials	27,889,297	–	–	27,889,297
Information Technology	25,078,940	88,545	–	25,167,485
Materials	9,205,171	–	–	9,205,171
Real Estate	16,192,740	–	–	16,192,740
Utilities	6,845,927	–	–	6,845,927
Total Common Stock	159,801,287	88,545	–	159,889,832
Exchange-Traded Funds	255,606	–	–	255,606
Short-Term Investments	2,936,733	496,511	–	3,433,244
Total Investments, at fair value	$162,993,626	$585,056	$–	$163,578,682

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,408,657.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,626,551
Gross Unrealized Depreciation	(18,456,526)
Net Unrealized Appreciation	$170,025